Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	88.53
Maximum Aggregate Offering Price	$ 442,650,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,769.71
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated in accordance with Rules 457(c) and (c) of the Securities Act solely for the purpose of calculating the registration free on the basis $88.53 per share, which is average of high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on September 12, 2025. (3) Consists of an additional 5,000,000 shares issuable under Amendment No. 1 to the 2023 Incentive Award Plan (the "2023 Plan") pursuant to the terms of such plan.